MUSIC INVENTORY (Details) - USD ($)	May 31, 2024	May 31, 2023
Inventory Disclosure [Abstract]
Digital music acquired for use in operations – at cost	$ 22,268	$ 21,648
Accumulated depreciation	(21,533)	(20,719)
Music inventory – net	$ 735	$ 929